Leases - Summary of Development In Lease Liabilities (Detail) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Text block [abstract]
Beginning of period	€ 17,700 [1]
Additions	21,240
Accretion of interests	1,014
Cash out-flow	(3,870)
Foreign exchange translation (non-cash item)	535
End of period	€ 36,619

[1]	Beginning balance includes the impact from implementing IFRS 16, “Leases” at January 1, 2019.